Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
May. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2014	2015
	US$	US$
Accrued payroll	84,888	103,270
Refundable fees received from students (a)	13,296	10,023
Business taxes payable	6,906	9,701
Accrued advertising fees	4,854	8,210
Individual taxes withholding	9,668	8,148
Payable for purchase of property and equipment	6,018	7,433
Welfare payable	4,169	6,213
Amounts reimbursable to employees (b)	7,658	5,418
Rent payable	4,339	3,883
Royalty fees payable (c)	4,953	2,565
Refundable deposit (e)	2,313	1,956
Other taxes payable	2,515	1,887
Accrued professional service fees	2,585	1,683
Acquisition & Investment payable (d)	4,594	1,452
Value added taxes payable	1,278	1,147
Others (f)	8,884	5,814

Total	168,918	178,803

(a)	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fee received from students which will be paid out on behalf of students; and (2) tuition fees refundable to students for withdrawn classes.

(b)	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.

(c)	Royalty fees payable related to payments to content providers for on-line learning programs and those to counterparties for copyright and resource sharing.

(d)	Acquisition & Investment payable as of May 31, 2014 represents an acquistion payable for CMSI (Note 3), and has been fully paid off during the year ended May 31, 2015. The balance as of May 31, 2015 represents a payable for an available-for-sale investment in ROBOROBO, and it was fully paid in July 2015.

(e)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.

(f)	Others primarily included transportation expenses, utility fees, property management fees, payable for class action settlement and other miscellaneous expenses payable.